Deposits, Prepayments and Other Current Assets (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Deposits Prepayments And Other Current Assets Abstract
Prepaid expenses	[1]	$ 934,333	$ 0

[1]	Prepaid expenses totaled US$934,333 as of June 30, 2026, mainly consisted of the current portion of long-term unamortized expenses to be amortized over the following twelve months.